Employees' retirement benefits	12 Months Ended
Mar. 31, 2017
Employees' retirement benefits

17. Employees’ retirement benefits:

Lump-sum severance, defined benefit pension plans and defined contribution pension plans—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the contract-type corporate pension plans, which are the non-contributory defined benefit pension plans for the pension benefit earned up to March 31, 2014, and the defined contribution pension plans sponsored by DOCOMO for the pension benefit earned on and after April 1, 2014.

The following table presents reconciliations and changes in the lump-sum severance and contract-type corporate pension plans’ projected benefit obligations and fair value of plan assets for the fiscal years ended March 31, 2016 and 2017. DOCOMO uses a measurement date of March 31.

	Millions of yen
	2016	2017
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥217,950	¥226,933
Service cost	9,438	9,501
Interest cost	2,113	1,123
Actuarial (gain) loss	11,536	(4,494)
Transfer of liability from contract-type corporate pension plans of the NTT group	(2,828)	253
Benefit payments	(11,276)	(12,676)

Projected benefit obligation, end of year	¥226,933	¥220,640

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥98,981	¥97,309
Actual return on plan assets	1,685	2,709
Employer contributions	1,199	61
Transfer of plan assets from contract-type corporate pension plans of the NTT group	(859)	44
Benefit payments	(3,697)	(3,600)

Fair value of plan assets, end of year	¥97,309	¥96,523

As of March 31:
Funded status	¥(129,624)	¥(124,117)

The amounts recognized in the consolidated balance sheets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Liability for employees’ retirement benefits	¥(134,522)	¥(133,283)
Asset for employees’ retirement benefits	4,898	9,166

Net amount recognized	¥(129,624)	¥(124,117)

Asset for employees’ retirement benefits is included in “Other assets” in the consolidated balance sheets.

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Actuarial gains (losses), net	¥(44,040)	¥(37,103)
Prior service cost, net	374	(184)
Transition obligation	(403)	(355)

Total	¥(44,069)	¥(37,642)

The accumulated benefit obligation was ¥226,932 million and ¥220,639 million as of March 31, 2016 and 2017, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥225,465	¥218,942
Fair value of plan assets	95,516	94,534
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥225,464	¥218,941
Fair value of plan assets	95,516	94,534

The net periodic pension cost for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Service cost	¥8,562	¥9,438	¥9,501
Interest cost on projected benefit obligation	2,821	2,113	1,123
Expected return on plan assets	(2,003)	(1,931)	(1,915)
Amortization of prior service cost	(851)	(694)	(558)
Amortization of actuarial gains and losses	834	1,128	1,649
Amortization of transition obligation	112	49	48

Net periodic pension cost	¥9,475	¥10,103	¥9,848

Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥8,882	¥11,782	¥(5,288)
Amortization of prior service cost	851	694	558
Amortization of actuarial gains and losses	(834)	(1,128)	(1,649)
Amortization of transition obligation	(112)	(49)	(48)

Total recognized in “Accumulated other comprehensive income (loss)”	¥8,787	¥11,299	¥(6,427)

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥18,262 million, ¥21,402 million and ¥3,421 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the fiscal year ending March 31, 2018 is ¥1,180 million, ¥47 million and ¥3 million, respectively.

The assumptions used in determination of the projected benefit obligations as of March 31, 2016 and 2017 were as follows:

	2016	2017
Discount rate	0.5%	0.7%

The assumptions used in determination of the net periodic pension cost for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	2015	2016	2017
Discount rate	1.4%	1.0%	0.5%
Expected long-term rate of return on plan assets	2.0	2.0	2.0

DOCOMO does not use the long-term rate of salary increases in estimating the projected benefit obligations and the net periodic pension cost, considering the policies of lump-sum severance and the contract type corporate pension plans.

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥2,217	¥2,217	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	34,518	34,321	197	—
Domestic corporate bonds	3,738	—	3,738	—
Foreign government bonds	4,120	3,950	170	—
Foreign corporate bonds	153	59	94	—
Equity securities
Domestic stocks	2,439	2,437	2	—
Foreign stocks	4,124	4,124	—	—
Life insurance company general accounts	13,530	—	13,530	—
Other	1,468	—	(1)	1,469
Sub-total	¥66,307	¥47,108	¥17,730	¥1,469

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥1,849
Domestic equity securities	954
Foreign debt securities	722
Foreign equity securities	643
Pooled funds	26,834

Total	¥97,309

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥2,168	¥2,168	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	37,237	36,215	1,022	—
Domestic corporate bonds	4,972	—	4,972	—
Equity securities
Domestic stocks	4,334	4,334	—	—
Foreign stocks	1,730	1,730	—	—
Life insurance company general accounts	13,217	—	13,217	—
Other	902	—	—	902
Sub-total	¥64,560	¥44,447	¥19,211	¥902

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥2,701
Domestic equity securities	803
Foreign equity securities	268
Pooled funds	28,191

Total	¥96,523

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured at net asset value using inputs derived principally from observable market data provided by financial institutions.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Fair values of pooled funds are measured at net asset value calculated by the trust operator.

Other

Other mainly includes fund of hedge funds. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed since the amounts in Level 3 are immaterial.

Effective April 1, 2016, DOCOMO adopted the provisions of ASU 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent),” in which investments measured at fair value using the net asset value per share method (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy and are separately presented to permit reconciliation of total pension plan assets. Certain reclassification has been made to the prior year’s table to conform to the presentation used for the fiscal year ended March 31, 2017.

The lump-sum severance and the contract-type corporate pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2017 was: domestic bonds, 65.0%; domestic stocks, 10.0%; foreign stocks, 5.0%; and life insurance company general accounts, 20.0%.

As of March 31, 2016 and 2017, securities owned by DOCOMO as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥175 million (0.2% of total plan assets) and ¥203 million (0.2% of total plan assets), respectively.

The benefit payments, which reflect expected future service, are expected to be as follows:

Years ending March 31	Millions of yen
2018	¥12,205
2019	11,467
2020	11,171
2021	10,885
2022	15,928
2023-2027	67,228

Defined contribution pension plan

DOCOMO recognized ¥2,059 million and ¥2,948 million of retirement benefit expenses related to DOCOMO’s defined contribution benefit plan in the fiscal years ended March 31, 2016 and 2017, respectively.

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses when they are required for the period. The total amount of contributions by DOCOMO was ¥16,168 million, ¥16,603 million and ¥17,272 million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

Both NTT group, including DOCOMO, and its employees make contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2016 and 2017 represented approximately 11.3% and 13.5% of the total members, respectively.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the fiscal years ended March 31, 2016 and 2017. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2016 and 2017.

	Millions of yen
	2016	2017
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥131,142	¥153,606
Service cost	4,743	6,436
Interest cost	1,311	757
Actuarial (gain) loss	19,652	(7,936)
Internal adjustment due to transfer of employees within the NTT group	(1,136)	257
Other	139	101
Benefit payments	(2,245)	(2,577)

Projected benefit obligation, end of year	¥153,606	¥150,644

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥86,459	¥86,524
Actual return on plan assets	330	2,746
Employer contributions	2,242	2,501
Employee contributions	458	492
Internal adjustment due to transfer of employees within the NTT group	(859)	155
Other	139	101
Benefit payments	(2,245)	(2,577)

Fair value of plan assets, end of year	¥86,524	¥89,942

As of March 31:
Funded status	¥(67,082)	¥(60,702)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Actuarial gains (losses), net	¥ (41,022)	¥ (30,027)
Prior service cost, net	3,924	3,400

Total	¥ (37,098)	¥ (26,627)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥115,796 million and ¥113,958 million as of March 31, 2016 and 2017, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥153,606	¥150,644
Fair value of plan assets	86,524	89,942
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥115,562	¥113,699
Fair value of plan assets	86,274	89,663

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Service cost	¥3,905	¥4,743	¥6,436
Interest cost on projected benefit obligation	1,613	1,311	757
Expected return on plan assets	(1,892)	(2,141)	(2,140)
Amortization of prior service cost	(525)	(524)	(524)
Amortization of actuarial gains and losses	686	775	2,453
Contribution from employees	(432)	(458)	(492)

Net periodic pension cost	¥3,355	¥3,706	¥6,490

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥3,213	¥21,463	¥(8,542)
Amortization of prior service cost	525	524	524
Amortization of actuarial gains and losses	(686)	(775)	(2,453)

Total recognized in “Accumulated other comprehensive income (loss)”	¥3,052	¥21,212	¥(10,471)

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥6,407 million, ¥24,918 million and ¥(3,981) million for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the fiscal year ending March 31, 2018 is ¥1,509 million and ¥(524) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2016 and 2017 were as follows:

	2016	2017
Discount rate	0.5%	0.7%
Long-term rate of salary increases	3.4	3.4

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	2015	2016	2017
Discount rate	1.4%	1.0%	0.5%
Long-term rate of salary increases	3.4	3.4	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2016 and 2017. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥569	¥569	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,104	24,611	493	—
Domestic corporate bonds	5,743	—	5,743	—
Foreign government bonds	4,697	4,527	170	—
Foreign corporate bonds	28	8	20	—
Equity securities
Domestic stocks	8,692	8,687	5	—
Foreign stocks	7,073	7,073	—	0
Life insurance company general accounts	10,294	—	10,294	—
Other	131	—	0	131
Sub-total	¥62,331	¥45,475	¥16,725	¥131

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥8,007
Domestic equity securities	5,784
Foreign debt securities	2,436
Foreign equity securities	1,498
Pooled funds	6,468

Total	¥86,524

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥1,596	¥1,596	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	28,842	27,651	1,191	—
Domestic corporate bonds	7,715	—	7,715	—
Foreign government bonds	2,614	2,196	418	—
Foreign corporate bonds	57	51	6	—
Equity securities
Domestic stocks	9,142	9,142	—	—
Foreign stocks	4,869	4,869	—	—
Life insurance company general accounts	10,690	—	10,690	—
Other	102	—	—	102
Sub-total	¥65,627	¥45,505	¥20,020	¥102

Assets measured at net asset value
Securities investment trust beneficiary certificates
Domestic debt securities	¥8,690
Domestic equity securities	5,489
Foreign debt securities	1,978
Foreign equity securities	1,434
Pooled funds	6,724

Total	¥89,942

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured at net asset value using inputs derived principally from observable market data provided by financial institutions.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Fair values of pooled funds are measured at net asset value calculated by the trust operator.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data is classified as Level 3.

A Level 3 reconciliation is not disclosed since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2017 was: domestic bonds, 55.8%; domestic stocks, 15.0%; foreign bonds, 6.2%; foreign stocks, 10.6%; and life insurance company general accounts, 12.4%.

As of March 31, 2016 and 2017, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥5,401 million (0.5% of total plan assets) and ¥4,375 million (0.4% of total plan assets), respectively.

DOCOMO expects to contribute ¥2,404 million to the NTT CDBP in the fiscal year ending March 31, 2018.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Years ending March 31	Millions of yen
2018	¥2,110
2019	2,208
2020	2,240
2021	2,328
2022	2,406
2023-2027	12,327